As filed with the Securities and Exchange Commission on December 13, 2002
Registration No. 333-61366
811-10385

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                 ☐

Post-Effective Amendment No. 6                             ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   ☐

Amendment No. 10                    ☒

(Check appropriate box or boxes)

Pacific Funds
(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of Principal Executive Offices ) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-6767

Robin S. Yonis
Assistant Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and Address of Agent for Service)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ on December 19, 2002 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on         (date)             pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 6 to the Registration Statement for Pacific Funds (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 5, which was filed pursuant to Rule 485(a)(1) on October 3, 2002, in order to add the PF PIMCO Inflation
Managed Fund to Pacific Funds. Accordingly, the contents of Post-Effective Amendment No. 5, consisting of Part A (the Pacific Funds prospectus), Part B (the Pacific Funds Statement of Additional Information), and Part C (Other Information), including Exhibits, are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, this Post-Effective Amendment No. 6 is intended to become effective on December 19, 2002.

SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 6 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach in the State of California on the 13th day of December, 2002.

PACIFIC FUNDS

By:	/s/ ROBIN S. YONIS
Robin S. Yonis, Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post- Effective Amendment No. 6 to the Registration Statement of Pacific Funds has been signed below by the following persons in the capacities and on the dates indicated.

Thomas C. Sutton*	Trustee and Chairman of the Board (Principal Executive Officer)	December 13, 2002

Glenn S. Schafer*	President and Trustee	December 13, 2002

Richard L. Nelson*	Trustee	December 13, 2002

Lyman W. Porter*	Trustee	December 13, 2002

Alan Richards*	Trustee	December 13, 2002

Lucie H. Moore*	Trustee	December 13, 2002

/s/ BRIAN D. KLEMENS Brian D. Klemens	Treasurer (Principal Financial and Accounting Officer)	December 13, 2002

/s/ ROBIN S. YONIS * Robin S. Yonis, as attorney in fact pursuant to power of attorney filed in Pre-Effective Amendment No. 1 to registrants registration statement	December 13, 2002

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